Derivative Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS

12. DERIVATIVE INSTRUMENTS

Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2018	2017	2018	2017
Cash flow hedges
Power swaps	$-	$5	$-	$2
Foreign exchange forwards	-	2	5	5
	-	7	5	7
Regulatory deferral
Commodity swaps and forwards
Coal purchases	71	137	1	10
Power purchases	2	5	1	3
Natural gas purchases and sales	2	6	4	7
Heavy fuel oil purchases	1	15	1	4
Foreign exchange forwards	29	32	-	4
	105	195	7	28
HFT derivatives
Power swaps and physical contracts	62	125	76	162
Natural gas swaps, futures, forwards, physical contracts	125	105	403	294
	187	230	479	456
Other derivatives
Interest rate swap	1	2	-	-
	1	2	-	-
Total gross current derivatives	293	434	491	491
Impact of master netting agreements with intent to settle net or simultaneously	(126)	(181)	(126)	(181)
	167	253	365	310
Current	148	141	260	227
Long-term	19	112	105	83
Total derivatives	$167	$253	$365	$310
Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2018	2017	2018	2017
Regulatory deferral	$1	$14	$1	$14
HFT derivatives	125	167	125	167
Total impact of master netting agreements withintent to settle net or simultaneously	$126	$181	$126	$181

Cash Flow Hedges

The Company enters into various derivatives designated as cash flow hedges. Emera enters into power swaps to limit Bear Swamp’s exposure to purchased power prices. The Company also enters into foreign exchange forwards to hedge the currency risk for revenue streams denominated in foreign currency for Brunswick Pipeline.

The amounts related to cash flow hedges recorded in income and AOCI consisted of the following:

For the	Year ended December 31
millions of Canadian dollars			2018			2017
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Realized gain (loss) in non-regulated fuel for generation and purchased power	1	-	-	3	-	-
Realized gain (loss) in operating revenue – regulated	-	-	5	-	-	(10)
Total gains (losses) in Net income	$1	$-	$5	$3	$-	$(10)

As at	December 31
millions of Canadian dollars			2018			2017
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$(1)	$-	$(6)	$-	$-	$(3)

The Company expects $4 million of unrealized losses currently in AOCI to be reclassified into net income within the next twelve months, as the underlying hedged transactions settle.

As at December 31, 2018, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2019	2020	2021
Foreign exchange forwards (USD) sales	$30	$30	$-

Regulatory Deferral

The Company has recorded the following changes in realized and unrealized gains (losses) with respect to derivatives receiving regulatory deferral:

For the	Year ended December 31
millions of Canadian dollars			2018			2017
	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$(34)	$-	$4	$(33)	$(1)	$(4)
Unrealized gain (loss) in regulatory liabilities	29	-	24	83	1	(30)
Realized (gain) loss in regulatory liabilities	(8)	-	-	(2)	-	-
Realized (gain) loss in inventory (1)	(55)	-	(18)	(17)	-	(30)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	(2)	-	(9)	(3)	-	(14)
Total change derivative instruments	$(70)	$-	$1	$28	$-	$(78)
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period; hedging relationships that have been terminated or the hedged transaction is no longer probable.

Commodity Swaps and Forwards

As at December 31, 2018, the Company had the following notional volumes of commodity swaps and forward contracts designated for regulatory deferral that are expected to settle as outlined below:

	2019	2020-2023
millions	Purchases	Purchases
Coal (metric tonnes)	1	1
Natural Gas (Mmbtu)	16	-
Heavy fuel oil (bbls)	-	1

Foreign Exchange Swaps and Forwards

As at December 31, 2018, the Company had the following notional volumes of foreign exchange swaps and forward contracts related to commodity contracts that are expected to settle as outlined below:

	2019	2020
Foreign exchange contracts (millions of US dollars)	$121	$111
Weighted average rate	1.1621	1.3027
% of USD requirements	66%	48%

The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges or unwind existing hedges, as required.

Held-for-Trading Derivatives

In the ordinary course of its business, Emera enters into physical contracts for the purchase and sale of natural gas, as well as power and natural gas swaps, forwards and futures, to economically hedge those physical contracts. These derivatives are all considered HFT.

The Company has recognized the following realized and unrealized gains (losses) with respect to HFT derivatives:

For the	Year ended December 31
millions of Canadian dollars	2018	2017
Power swaps and physical contracts in non-regulated operating revenues	$(12)	$7
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	205	401
Natural gas swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	-	10
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	2	2
	$195	$420

As at December 31, 2018, the Company had the following notional volumes of outstanding HFT derivatives that are expected to settle as outlined below:

millions	2019	2020	2021	2022	2023
Natural gas purchases (Mmbtu)	308	108	71	50	41
Natural gas sales (Mmbtu)	247	42	9	2	-
Power purchases (MWh)	6	-	-	-	-
Power sales (MWh)	5	-	-	-	-

Other Derivatives

For the	Year ended December 31
millions of Canadian dollars	2018	2017
	Interest rate	Interest rate
	swaps	swaps
Unrealized gain (loss) in interest expense, net	(1)	2
Total gains (losses) in net income	$(1)	$2

As at December 31, 2018, the Company had interest rate swaps in place for the $250 million non-revolving term credit facility in Brunswick Pipeline for interest payments through Q1 2019.

Credit Risk

The Company is exposed to credit risk with respect to amounts receivable from customers, energy marketing collateral deposits and derivative assets. Credit risk is the potential loss from a counterparty’s non-performance under an agreement. The Company manages credit risk with policies and procedures for counterparty analysis, exposure measurement, and exposure monitoring and mitigation. Credit assessments are conducted on all new customers and counterparties, and deposits or collateral are requested on any high risk accounts.

The Company assesses the potential for credit losses on a regular basis, and where appropriate, maintains provisions. With respect to counterparties, the Company has implemented procedures to monitor the creditworthiness and credit exposure of counterparties and to consider default probability in valuing the counterparty positions. The Company monitors counterparties’ credit standing, including those that are experiencing financial problems, have significant swings in default probability rates, have credit rating changes by external rating agencies, or have changes in ownership. Net liability positions are adjusted based on the Company’s current default probability. Net asset positions are adjusted based on the counterparty’s current default probability. The Company assesses credit risk internally for counterparties that are not rated.

As at December 31, 2018, the maximum exposure the Company has to credit risk is $1,035 million (2017 - $1,148 million), which includes accounts receivable net of collateral/deposits and assets related to derivatives.

It is possible that volatility in commodity prices could cause the Company to have material credit risk exposures with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. The Company transacts with counterparties as part of its risk management strategy for managing commodity price, foreign exchange and interest rate risk. Counterparties that exceed established credit limits can provide a cash deposit or letter of credit to the Company for the value in excess of the credit limit where contractually required. The total cash deposits/collateral on hand as at December 31, 2018 was $346 million (2017 - $247 million), which mitigates the Company’s maximum credit risk exposure. The Company uses the cash as payment for the amount receivable or returns the deposit/collateral to the customer/counterparty where it is no longer required by the Company.

The Company enters into commodity master arrangements with its counterparties to manage certain risks, including credit risk to these counterparties. The Company generally enters into International Swaps and Derivatives Association agreements (“ISDA”), North American Energy Standards Board agreements (“NAESB”) and, or Edison Electric Institute agreements. The Company believes that entering into such agreements offers protection by creating contractual rights relating to creditworthiness, collateral, non-performance and default.

As at December 31, 2018, the Company had $118 million (2017 - $90 million) in financial assets, considered to be past due, which have been outstanding for an average 68 days. The fair value of these financial assets is $107 million (2017 - $78 million), the difference of which is included in the allowance for doubtful accounts. These assets primarily relate to accounts receivable from electric and gas revenue.

Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2018		December 31, 2017
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$384	28%	$326	23%
Commercial	182	13%	161	11%
Industrial	57	4%	46	3%
Other	84	6%	96	7%
	707	51%	629	44%
Trading group
Credit rating of A- or above	49	4%	55	4%
Credit rating of BBB- to BBB+	70	5%	61	4%
Credit rating of CCC- to CCC+	8	0%	-	0%
Not rated	108	8%	96	7%
	235	17%	212	15%
Other accounts receivable	273	20%	300	22%
	1,215	88%	1,141	81%
Derivative Instruments (current and long-term)
Credit rating of A- or above	130	9%	207	15%
Credit rating of BBB- to BBB+	9	1%	10	1%
Not rated	28	2%	36	3%
	167	12%	253	19%
	$1,382	100%	$1,394	100%

Cash Collateral

The Company’s cash collateral positions consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2018	2017
Cash collateral provided to others	$103	$119
Cash collateral received from others	77	99

Collateral is posted in the normal course of business based on the Company’s creditworthiness, including its senior unsecured credit rating as determined by certain major credit rating agencies. Certain derivatives contain financial assurance provisions that require collateral to be posted if a material adverse credit-related event occurs. If a material adverse event resulted in the senior unsecured debt falling below investment grade, the counterparties to such derivatives could request ongoing full collateralization.

As at December 31, 2018, the total fair value of these derivatives, in a liability position, was $365 million (December 31, 2017 – $310 million). If the credit ratings of the Company were reduced below investment grade the full value of the net liability position could be required to be posted as collateral for these derivatives.